Netting Arrangements for Certain Financial Instruments and Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions
The following table summarizes the maturities by category of collateral pledged for repurchase agreements and securities loaned transactions
:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	30-89 Days	Greater Than 90 Days	Total

December 31, 2020
Repurchase agreements
U.S. Treasury and agencies	$472	$–	$–	$–	$472
Residential agency mortgage-backed securities	398	–	–	–	398
Corporate debt securities	560	–	–	–	560

Total repurchase agreements	1,430	–	–	–	1,430
Securities loaned
Corporate debt securities	218	–	–	–	218

Total securities loaned	218	–	–	–	218

Gross amount of recognized liabilities	$1,648	$–	$–	$–	$1,648

December 31, 2019
Repurchase agreements
U.S. Treasury and agencies	$289	$–	$–	$–	$289
Residential agency mortgage-backed securities	266	–	–	–	266
Corporate debt securities	610	–	–	–	610

Total repurchase agreements	1,165	–	–	–	1,165
Securities loaned
Corporate debt securities	50	–	–	–	50

Total securities loaned	50	–	–	–	50

Gross amount of recognized liabilities	$1,215	$–	$–	$–	$1,215

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default
The following tables provide information on the
Company’s
netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

(Dollars in Millions)	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet (a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet		Net Amount
				Financial Instruments (b)	Collateral Received (c)

December 31, 2020
Derivative assets (d)	$5,744	$(1,874)	$3,870	$(109)	$(287)	$3,474
Reverse repurchase agreements	377	–	377	(262)	(115)	–
Securities borrowed	1,716	–	1,716	–	(1,670)	46

Total	$7,837	$(1,874)	$5,963	$(371)	$(2,072)	$3,520

December 31, 2019
Derivative assets (d)	$2,857	$(982)	$1,875	$(80)	$(116)	$1,679
Reverse repurchase agreements	1,021	–	1,021	(152)	(869)	–
Securities borrowed	1,624	–	1,624	–	(1,569)	55

Total	$5,502	$(982)	$4,520	$(232)	$(2,554)	$1,734
(a)	Includes $898 million and $429 million of cash collateral related payables that were netted against derivative assets at December 31, 2020 and 2019, respectively.
(b)
For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.

(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $257 million and $40 million at December 31, 2020 and 2019, respectively, of derivative assets not subject to netting arrangements.

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default

	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet (a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)				Financial Instruments (b)	Collateral Pledged (c)	Net Amount

December 31, 2020
Derivative liabilities (d)	$3,419	$(2,312)	$1,107	$(109)	$–	$998
Repurchase agreements	1,430	–	1,430	(262)	(1,168)	–
Securities loaned	218	–	218	–	(215)	3

Total	$5,067	$(2,312)	$2,755	$(371)	$(1,383)	$1,001

December 31, 2019
Derivative liabilities (d)	$1,816	$(1,067)	$749	$(80)	$–	$669
Repurchase agreements	1,165	–	1,165	(152)	(1,012)	1
Securities loaned	50	–	50	–	(49)	1

Total	$3,031	$(1,067)	$1,964	$(232)	$(1,061)	$671
(a)	Includes $1.3 billion and $514 million of cash collateral related receivables that were netted against derivative liabilities at December 31, 2020 and 2019, respectively.
(b)
For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.

(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $183 million and $167 million at December 31, 2020 and 2019, respectively, of derivative liabilities not subject to netting arrangements.